Other assets and liabilities F.4.1 Current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	$ 85		$ 86
Customer deposits	15		13
Current legal provisions	27		24
Tax payables	68		57
Customer and MFS distributor cash balances	147		144
Withholding tax on payments to third parties	17		17
Other provisions	7		1
Other current liabilities	128		83
Total	494	$ 379	$ 425	[1]
Provision for tax risk not related to income tax	$ 38

[1]	Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.